Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2020
Variable Interest Entity
Schedule of variable interest entities

The following assets and liabilities of the consolidated VIE were included in the accompanying consolidated balance sheets of the Company as of December 31, 2020 and 2019 after elimination of intercompany balances:

	December 31, 2020	December 31, 2019
Current assets
Cash and cash equivalents	$206,893	$70,420
Restricted cash	220,109	205,520
Accounts receivable, net	—	795,240
Prepaid taxes	1,045,027	894,051
Inventories, net	301,607	239,222
Advances to suppliers, net	333,010	93,241
Prepaid expenses and other receivables, net	37,104	73,378
Total Current Assets	2,143,750	2,371,072

Non-current assets
Property, plant and equipment, net	1,157,803	1,139,398
Manufacturing rebate receivable	5,755,237	7,746,116
Intangible assets, net	462,279	12,764,272
Total Assets	$9,519,069	$24,020,858

Current liabilities
Bank acceptance notes payable	$220,109	$205,520
Accounts payable	1,207,623	1,165,718
Customer deposits	381,623	113,657
Taxes payable	369	—
Due to related parties	892,590	943,584
Accrued liabilities and other payables	350,928	442,280
Total Current Liabilities	3,053,242	2,870,759
Non-current liabilities
Deferred tax liability	—	1,784,875
Total Liabilities	$3,053,242	$4,655,634